                                                              May 4, 2001


Securities and Exchange Commission
450 Fifth Avenue, N. W.
Washington, D.C. 20549

RE: Allmerica Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company ("Registrant")
      Form S-6 (File No. 333-84879)
      Post-Effective Amendment No. 4 -- Flexible payment variable life policies


Dear Sirs:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the forms of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from those contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheets are being filed because they have not been amended.

If you have any questions or would like further information, please call me at
(508) 855-4194.

                                             Very truly yours,

                                             /s/ Sheila B. St. Hilaire

                                             Sheila B. St. Hilaire
                                             Assistant Vice President & Counsel